UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class A Common Stock Not Subject to Redemption	Class B Common Stock	Additional Paid-in Capital	Retained earnings (Accumulated Deficit)	Total
Balance at the beginning at Oct. 20, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Oct. 20, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	(35,012)	(35,012)
Balance at the end at Dec. 31, 2020	$ 0		$ 1,006	23,994	(35,012)	(10,012)
Balance at the end (in shares) at Dec. 31, 2020	0		10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 7,520,000 Private Placement Warrants				383,712,645		383,716,670
Sale of units in initial public offering, less allocation to derivative warrant liabilities		$ 4,025			0
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)		40,250,000
Offering costs				(21,703,537)	0	(21,703,537)
Common stock subject to possible redemption					(1,378,594)
Common stock subject to possible redemption (in shares)		(36,341,533)
Change in value common shares amount		$ (3,634)		(362,033,102)		(363,415,330)
Net income (loss)				0	6,412,216	6,412,216
Balance at the end at Mar. 31, 2021		$ 391	$ 1,006	0	4,998,610	5,000,007
Balance at the end (in shares) at Mar. 31, 2021		3,908,467	10,062,500
Balance at the beginning at Dec. 31, 2020	$ 0		$ 1,006	23,994	(35,012)	(10,012)
Balance at the beginning (in shares) at Dec. 31, 2020	0		10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 15,330		$ (6,878,759)			(6,863,429)
Balance at the end at Jun. 30, 2021		$ 524	$ 1,006	0	4,998,472	5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,236,031	10,062,500
Balance at the beginning at Mar. 31, 2021		$ 391	$ 1,006	0	4,998,610	5,000,007
Balance at the beginning (in shares) at Mar. 31, 2021		3,908,467	10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ 133		0	13,275,507	13,275,640
Common stock subject to possible redemption (in shares)		1,327,564
Net income (loss)	$ 6,728		$ (13,282,373)	0	(13,275,645)	(13,275,645)
Balance at the end at Jun. 30, 2021		$ 524	$ 1,006	$ 0	$ 4,998,472	$ 5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,236,031	10,062,500